Fees Summary	Feb. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,340,000
Previously Paid Amount	0.00
Total Fee Amount	511.35
Total Offset Amount	0.00
Net Fee	511.35
Narrative - Max Aggregate Offering Price	$ 3,340,000
Final Prospectus	true